ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
ACCRUED EXPENSES
Accrued development costs	$ 597	$ 970	$ 520
Accrued compensation	1,169	635	449
Accrued audit and legal	109	249	12
Accrued interest	31	71
Accrued other	90	31	32
Total accrued expenses	$ 2,681	$ 1,956	$ 1,013